UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan L. Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1709
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2023

Date of reporting period:  December 31, 2022

Item 1. Reports to Stockholders.

(a)

HW Opportunities MP Fund
Semi-Annual Report

DECEMBER 31, 2022

HW OPPORTUNITIES MP FUND

Dear Shareholder:

The following investment review and shareholder report relates to the activities of the HW Opportunities MP Fund for the six months ended December 31, 2022.

Overview
In the six-month period ended December 31, 2022, the S&P 500® Index returned +2.31%, the MSCI World Index returned +2.97%, and the ICE BofA US High Yield Index returned +3.33%. Value stocks outperformed growth stocks significantly. Throughout the year, the economy and capital markets experienced numerous milestones that had not been observed for quite some time. The S&P 500® declined -18.11% over the full calendar year. Since the Great Depression, only three years have been worse: 1974 (oil crisis), 2002 (tech bubble burst), and 2008 (financial crisis). Value stocks declined but held up much better than growth stocks. The Russell 1000® Value declined -7.53% compared to the Russell 1000® Growth’s -29.13% decline. The more than 21 percentage point difference represented value’s largest advantage since 2000. Despite the outperformance, the P/E gap between growth and value remains almost a full standard deviation wider than average1. Considering the still wide valuation gap and value’s significant outperformance in periods of elevated/rising inflation and interest rates, we are optimistic that value’s outperformance can persist.

Inflation peaked midyear at 9.1%, the highest reading in more than 40 years2. To combat rising prices, the Federal Open Market Committee increased the Fed Funds rate by more than 400 basis points over the course of 2022, from 0.25% to 4.5% (upper bounds). This was the largest rate hike in any calendar year since 1973, and the current 4.5% level is its highest in more than 15 years. Other interest rates followed suit. 10-year treasury yields peaked above 4% for the first time in more than a decade; 30-year mortgage rates peaked above 7% for the first time in more than 2 decades. Yields on corporate credit also increased significantly. The treasury yield curve remains significantly inverted, which has been a harbinger of recessions historically. The tight labor market exhibited strong contrasting signals, however, with the unemployment rate reaching a 50-year low. Expectations for future corporate earnings are roughly flat, thus the stock market’s decline was entirely due to a compression in valuation multiples as opposed to an actual or expected decline in earnings.

Forecasting economic growth and/or predicting recessions is not our expertise. We do, however, fully acknowledge current warnings signs, e.g., continued Fed tightening and the yield curve. Two things providing solace in the event of an economic slowdown are modest financial leverage and attractive valuations. There are fewer excesses in the system compared to prior recessionary periods like 2008. Unlike then, balance sheets of both consumers and financial institutions are quite strong today. Further, equity and high yield credit valuations are reasonable, and in select market segments, unusually attractive. A strong argument could be made that a recession is already priced into equity markets, at least in certain market segments, which is different compared to recessionary periods like 2002. While several signs point to an economic slowdown, several others suggest that the severity would be manageable and/or much of the pain has already been felt.

HW Opportunities MP Fund
The Fund had a total return of 14.34% for the six-months ended December 31, 2022 compared to the Russell 3000® Value Index return of 5.95%.

The Fund outperformed the Russell 3000® Value Index over the six-month period ended December 31, 2022, by a considerable margin. Positive security selection drove most of the outperformance. It was particularly positive in communication services, industrials, and real estate. The overweight exposure to energy also helped. The overweight exposure to technology and communication services hurt relative performance in the period. The largest positive

HW OPPORTUNITIES MP FUND

contributors to relative performance in the period were General Electric, Seritage Growth Properties, Murphy Oil, Hess Corp., and State Street Corp.; the largest detractors were F5 Inc., Ericsson, Microsoft, Warner Bros. Discovery, and Alphabet.

Sincerely,

George Davis	David Green
Fund Manager	Fund Manager

_________________________

[1]	Based on price/FY1 consensus estimates dating back to the mid-1990s (longest available).
[2]	US Consumer Price Index Urban Consumer year-over-year, not seasonally adjusted.

Fund Information

FUND RISKS
Mutual fund investing involves risk; loss of principal is possible. The Fund is non-diversified and may invest in foreign securities, high yield securities (junk bonds), and derivatives. Value investing style may over time go in and out of favor and the Fund may be negatively impacted. Please read the Fund prospectus for a full list of Fund risks.

MARKET INDEXES
The following are definitions for indexes used in the shareholder letter and the Fund performance data on the following page. These indexes are unmanaged and include the reinvestment of dividends, but do not reflect the payment of transaction costs and advisory and other fees associated with an investment in the Fund. The securities that comprise these indexes may differ substantially from the securities in the Fund’s portfolio. The Fund’s value disciplines may prevent or restrict investments in the benchmark indexes. It is not possible to invest directly in an index. Each index named is not the only index which may be used to characterize performance of the Fund and other indexes may portray different comparative performance.

S&P 500® Index, a capital weighted, unmanaged index, represents the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

Russell 1000® Growth Index measures the performance of those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 3000® Value Index measures the performance of those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.

ICE BofA US High Yield Index tracks the performance of below investment grade, but not in default, US dollar-denominated corporate bonds publicly issued in the US domestic market, and includes issues with a credit rating of BBB or below, as rated by Moody’s and S&P.

MSCI World Index is a free float-adjusted weighted index capturing large and mid cap stocks.

HW OPPORTUNITIES MP FUND

DISCLOSURE
Past performance does not guarantee future results. Short term performance in particular is not a good indication of the Fund’s future performance and an investment should not be made based solely on returns.

The shareholder letter reflects opinions of the Fund manager as of December 31, 2022. It is subject to change and any forecasts made cannot be guaranteed. The Fund might not continue to hold any securities mentioned and has no obligation to disclose purchases or sales in these securities. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings for December 31, 2022.

Indexes do not incur expenses or sales loads and are not available for investment.

Standard deviation is a measure of the amount of variation or dispersion of a set of values. Price-to-Earnings is the current market price per share divided by normalized earnings per share. Basis point is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

HW OPPORTUNITIES MP FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%) – As of December 31, 2022

	One Year	Since Inception(1)
HW Opportunities MP Fund	-5.22%	12.67%
Russell 3000® Value Index(2)	-7.98%	8.09%

(1)	December 30, 2020.
(2)	The Russell 3000® Value Index measures the performance of those Russell 3,000 companies with lower price-to-book ratios and lower forecasted growth values.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Investment return and principal value of the fund will fluctuate, and shares may be worth more or less than their original cost when redeemed. For performance current to most recent month end, please call 1-888-458-1963. Gross expense ratio as of the current prospectus dated 10/31/22 is 1.36%.

HW OPPORTUNITIES MP FUND

Schedule of Investments (Unaudited)
December 31, 2022

		Percent of
Geographic Breakdown (% of net assets)	Largest Equity Holdings	Net Assets
	Stagwell, Inc.	7.25%
	General Electric Co.	6.83%
	U-Haul Holding Co.	5.83%
	Rothschild & Co.	4.90%
	Comcast Corp., Class A	4.83%
	Berry Corp.	4.44%
	F5, Inc.	4.27%
	SLM Corp.	4.06%
	Kosmos Energy Ltd.	4.02%
	International Distribution Services plc	3.96%

	Shares
	Held	Value
COMMON STOCKS – 94.67%

COMMUNICATION SERVICES – 15.95%

Interactive Media & Services – 3.17%
Alphabet, Inc., Class A (a)	14,680	$1,295,216

Media – 12.78%
Comcast Corp., Class A	56,500	1,975,805
News Corp., Class A	5,489	99,900
Paramount Global, Class B	11,000	185,680
Stagwell, Inc. (a)	477,280	2,963,909
		5,225,294
TOTAL COMMUNICATION SERVICES		6,520,510

CONSUMER DISCRETIONARY – 5.56%

Automobiles – 1.08%
General Motors Co.	13,110	441,020

Hotels, Restaurants & Leisure – 3.72%
Accor SA (a)(b)	61,000	1,521,798

Internet & Catalog Retail – 0.76%
Redbubble Ltd. (a)(b)	884,900	310,897
TOTAL CONSUMER DISCRETIONARY		2,273,715

HW OPPORTUNITIES MP FUND

Schedule of Investments (Unaudited) – Continued
December 31, 2022

	Shares
	Held	Value
COMMON STOCKS – 94.67% (Continued)

ENERGY – 17.55%

Energy Equipment & Services – 1.82%
Expro Group Holdings NV – (a)(b)	41,121	$745,524

Oil, Gas & Consumable Fuels – 15.73%
APA Corp.	6,100	284,748
Berry Corp.	227,200	1,817,599
Hess Corp.	5,269	747,250
Kosmos Energy Ltd. (a)	258,500	1,644,060
Murphy Oil Corp.	20,700	890,307
Range Resources Corp.	14,970	374,549
Shell plc – ADR	11,848	674,744
		6,433,257
TOTAL ENERGY		7,178,781

FINANCIALS – 17.29%

Banks – 6.77%
Popular, Inc. (b)	18,920	1,254,774
Wells Fargo & Co.	36,660	1,513,691
		2,768,465
Capital Markets – 5.47%
The Goldman Sachs Group, Inc.	675	231,782
Rothschild & Co. (b)	50,200	2,005,240
		2,237,022
Consumer Finance – 4.06%
SLM Corp.	100,008	1,660,133

Insurance – 0.99%
Global Indemnity Group LLC, Class A	17,354	404,522
TOTAL FINANCIALS		7,070,142

HEALTH CARE – 3.57%

Health Care Equipment & Supplies – 3.57%
Medtronic plc (b)	18,800	1,461,136
TOTAL HEALTH CARE		1,461,136

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Schedule of Investments (Unaudited) – Continued
December 31, 2022

	Shares
	Held	Value
COMMON STOCKS – 94.67% (Continued)

INDUSTRIALS – 17.83%

Aerospace & Defense – 1.09%
Babcock International Group plc (a)(b)	130,770	$447,233

Air Freight & Logistics – 3.96%
International Distribution Services plc (b)	631,450	1,618,614

Industrial Conglomerates – 6.83%
General Electric Co.	33,335	2,793,140

Professional Services – 0.12%
Hudson Global, Inc. (a)	2,250	50,918

Road & Rail – 5.83%
U-Haul Holding Co.	43,350	2,383,383
TOTAL INDUSTRIALS		7,293,288

INFORMATION TECHNOLOGY – 14.11%

Communications Equipment – 6.99%
F5, Inc. (a)	12,157	1,744,650
Telefonaktiebolaget LM Ericsson – ADR	190,700	1,113,688
		2,858,338
Electronic Equipment, Instruments & Components – 1.67%
Arrow Electronics, Inc. (a)	6,550	684,934

IT Services – 0.70%
Euronet Worldwide, Inc. (a)	3,050	287,859

Semiconductors & Semiconductor Equipment – 0.20%
Micron Technology, Inc.	1,600	79,968

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Schedule of Investments (Unaudited) – Continued
December 31, 2022

	Shares
	Held	Value
COMMON STOCKS – 94.67% (Continued)

INFORMATION TECHNOLOGY – 14.11% (Continued)

Software – 4.55%
Microsoft Corp.	3,474	$833,135
Oracle Corp.	5,400	441,396
Workday, Inc., Class A (a)	3,500	585,655
		1,860,186
TOTAL INFORMATION TECHNOLOGY		5,771,285

MATERIALS – 0.40%

Chemicals – 0.40%
Olin Corp.	3,100	164,114
TOTAL MATERIALS		164,114

REAL ESTATE – 2.41%

Real Estate Management & Development – 2.41%
Seritage Growth Properties, Class A (a)	83,200	984,256
TOTAL REAL ESTATE		984,256
Total Common Stocks (Cost $39,713,589)		38,717,227

		Notional
	Contracts (c)	Amount

PURCHASED OPTIONS – 1.86%

PURCHASED PUT OPTIONS – 1.86%
Tesla, Inc.
Expiration: June 2024, Exercise Price: $333.33	36	$443,448	760,104
Total Purchased Options (Cost $528,363)			760,104
Total Long-Term Investments (Cost $40,241,952)			39,477,331

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Schedule of Investments (Unaudited) – Continued
December 31, 2022

	Shares
	Held	Value
SHORT-TERM INVESTMENTS – 4.70%

MONEY MARKET FUND – 4.70%
First American Government Obligations Fund, Class X, 4.08% (d)	1,920,883	$1,920,883
Total Short-Term Investments (Cost $1,920,883)		1,920,883

Total investments – 101.23% (Cost $42,162,835)		41,398,214
Liabilities in Excess of Other Assets – (1.23)%		(502,254)
Net assets – 100.00%		$40,895,960

(a)	Non-income producing security.
(b)	Foreign security.
(c)	100 shares per contract.
(d)	The rate quoted is the annualized seven-day effective yield as of December 31, 2022.

ADR – American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Statement of Assets and Liabilities (Unaudited)
December 31, 2022

ASSETS:
Long-term investments, at value (Cost $40,241,952)	$39,477,331
Short-term investments (Cost $1,920,883)	1,920,883
Dividends and interest receivable	41,715
Receivable from Advisor	25,085
Receivable for Fund shares sold	2,335
Collateral for options	54
Prepaid expenses and other receivables	28,606
Total assets	$41,496,009

LIABILITIES:
Payable for investments purchased	$550,199
Payable for custodian fees	2,698
Payable for fund administration and fund accounting fees	17,163
Payable for transfer agent fees and expenses	5,270
Payable for compliance fees	2,602
Accrued expenses and other liabilities	22,117
Total liabilities	600,049

NET ASSETS	$40,895,960

NET ASSETS CONSIST OF:
Paid-in capital	$44,688,555
Total accumulated loss	(3,792,595)
Net Assets	$40,895,960

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets	$40,895,960
Shares issued and outstanding(1)	3,326,382
Net asset value, offering and redemption price per share	$12.29

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Statement of Operations (Unaudited)
For the Six Months Ended December 31, 2022

INVESTMENT INCOME:
Dividend Income (net of foreign withholding taxes of $3,165)	$344,864
Interest Income	21,458
Total Income	366,322

EXPENSES:
Fund administration and fund accounting fees (See Note 3)	53,062
Transfer agent fees and expenses (See Note 3)	17,492
Legal fees	13,893
Audit fees	10,583
Custodian fees (See Note 3)	8,656
Compliance fees (See Note 3)	7,903
Trustees’ fees (See Note 3)	6,347
Federal and state registration fees	2,264
Reports to shareholders	501
Other expenses	7,732
Total expenses	128,433
Less: Expense reimbursement by Advisor (See Note 3)	(128,433)
Net expenses	—
NET INVESTMENT INCOME	366,322

REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on:
Investments	(2,371,703)
Foreign currency transactions	(18,350)
Net realized loss	(2,390,053)
Net change in unrealized appreciation on:
Investments	3,773,478
Foreign currency transactions	242
Net change in unrealized appreciation	3,773,720
Net realized and change in unrealized gain on investments	1,383,667
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,749,989

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Statements of Changes in Net Assets

	Six Months Ended
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
OPERATIONS:
Net investment income	$366,322	$328,611
Net realized loss on investments, futures contracts,
and foreign currency transactions	(2,390,053)	(336,323)
Change in unrealized appreciation (depreciation) on investments
and foreign currency translation	3,773,720	(4,616,129)
Net increase (decrease) in net assets resulting from operations	1,749,989	(4,623,841)

DISTRIBUTION TO SHAREHOLDERS
Total distributions to shareholders	(742,705)	(306,787)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from
capital share transactions(1)	10,446,116	33,742,439

NET INCREASE IN NET ASSETS	11,453,400	28,811,811

NET ASSETS:
Beginning of period	29,442,560	630,749
End of period	$40,895,960	$29,442,560

(1)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:

	For the Six Months Ended
	December 31, 2022		For the Year Ended
	(Unaudited)		June 30, 2022
	Shares	Amount	Shares	Amount
Issued	2,188,112	$28,030,545	3,401,226	$43,205,417
Issued to holders in
reinvestment of dividends	—	—	652	8,567
Redeemed	(1,549,888)	(17,584,429)	(762,623)	(9,471,545)
Net increase in shares outstanding	638,224	$10,446,116	2,639,255	$33,742,439

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Financial Highlights

	Six Months Ended		For the period
	December 31, 2022	Year Ended	Inception through
	(Unaudited)	June 30, 2022	June 30, 2021(1)
PER SHARE DATA:
Net asset value, beginning of period	$10.95	$12.90	$10.00

INVESTMENT OPERATIONS:
Net investment income(2)	0.13	0.20	0.12
Net realized and unrealized
gain (loss) on investments	1.44	(1.96)	2.78
Total from investment operations	1.57	(1.76)	2.90

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.09)	—
Net realized gains	(0.10)	(0.10)	—
Total distributions	(0.23)	(0.19)	—
Net asset value, end of period	$12.29	$10.95	$12.90

TOTAL RETURN(3)	14.34%	-13.88%	29.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$40,896	$29,443	$631
Ratio of gross expenses to average net assets:
Before expense reimbursement(4)	0.76%	1.36%	45.41%
After expense reimbursement(4)	0.00%	0.00%	0.00%
Ratio of net investment income to average net assets	2.18%	1.59%	2.02%
Portfolio turnover rate(3)(5)	82%	96%	57%

(1)	Inception date of the Fund was December 30, 2020.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
The portfolio turnover disclosed is for the Fund as a whole. The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Notes to the Financial Statements (Unaudited)
December 31, 2022

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The HW Opportunities MP Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. The Fund’s investment adviser, Hotchkis & Wiley Capital Management LLC (the “Adviser”), is responsible for investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing and operation services to the Fund. The primary investment objective of the Fund is to provide capital appreciation.

The Fund commenced operations on December 30, 2020. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services — Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

Shareholders should be aware that the Fund pays no fees under its management and advisory agreements to the Fund’s adviser. However, Fund shares are only offered to participants in separately managed account programs who pay fees to program sponsors for the costs and expenses of the programs, including fees for investment advice, custody and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to an investment strategy managed or advised by the Fund’s adviser, the adviser typically receives a fee from the program sponsor for providing such management or advisory services to the managed account, including with respect to assets that may be invested in the Fund. In certain cases, a program participant will pay a fee for investment advice directly to the adviser in its capacity as manager to the participant’s managed account.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

HW OPPORTUNITIES MP FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2022

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange- traded funds, are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a futures contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 1 or Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

HW OPPORTUNITIES MP FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2022

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of December 31, 2022:

Investments at Fair Value(1)	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$32,813,445	$5,903,782	$—	$38,717,227
Purchased Options	760,104	—	—	760,104
Short-Term Investments	1,920,883	—	—	1,920,883
	$35,494,432	$5,903,782	$—	$41,398,214

(1)	Please refer to the Schedule of Investments to view securities segregated by sector and industry type.

During the period ended December 31, 2022, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

B.  Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year- end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on

HW OPPORTUNITIES MP FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2022

the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

C.  Futures Contracts – The Fund may enter into futures contracts traded on domestic and international exchanges, including stock index and fixed income futures contracts. The Fund may enter into futures contracts for hedging purposes, volatility management purposes, or otherwise to gain or reduce long or short exposure to one or more asset classes. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract). Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks inherent in the use of futures contracts include adverse changes in the value of such instruments. Refer to Note 2 A. for a pricing description. Refer to Note 2 K. for further derivative disclosures and Note 2 I. for further counterparty risk disclosure.

D.  Options on Securities on Securities Indexes – The Fund may purchase put options on securities or security indexes to protect holdings in an underlying or related security against a substantial decline in market value or for speculative purposes. The Fund may also purchase call options on securities and security indexes. The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. The Fund may write a call or put option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.

E.  Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short- term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

F.  Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

G.  Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income and expense is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

H.  Allocation of Trust Expenses – Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

HW OPPORTUNITIES MP FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2022

I.  Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

J.  Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency exchange contracts to the Fund includes the amount of any net unrealized appreciation on the contract. The counterparty risk for equity swaps contracts to the Fund includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Written and purchased options and futures contracts sold on an exchange do not expose the Fund to counterparty risk; the exchange’s clearinghouse guarantees the options and futures against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

K.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

L.  Derivatives – The Fund may utilize derivative instruments such as options, swaps, futures, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the period ended December 31, 2022, the Fund’s average derivative volume is described below:

	Monthly Average	Monthly Average
	Quantity	Notional Value
Purchased Option Contracts	32	$711,198

Statement of Assets and Liabilities

The effect of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2022.

		Fair Value
	Statement of Assets and Liabilities Location	Assets	Liabilities
Purchased Option Contracts
Equity	Investments, at value	$760,104	$—
Total Fair Values of Derivative Instruments		$760,104	$—

HW OPPORTUNITIES MP FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2022

Statement of Operations

The effect of derivative instruments on the Statements of Operations for the period ended December 31, 2022:

Net Realized Gain (Loss) on Derivatives

Purchased Option
Derivatives	Contracts*
Equity Contracts	$—
Currency Contracts	—
Total	$—

Net Change in Unrealized
Appreciation (Depreciation) on Derivatives

Purchased Option
Derivatives	Contracts**
Equity Contracts	$239,124
Currency Contracts	—
Total	$239,124

*	The amounts disclosed are included in the realized gain (loss) on investments.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.

M.  Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser does not charge a management fee for advisory services to the Fund. However, the Fund is an integral part of separately managed account programs, and the Adviser and its affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services.

The Fund’s Adviser has contractually agreed in an Operating Expenses Limitation Agreement to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding any acquired fund fees and expenses, front-end or contingent deferred loads, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation) do not exceed 0.00% of the Fund’s average daily net assets. All fees waived during the year were contractual and not subject to recoupment by the Advisor. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Board or the Adviser.

Fund Services acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator

HW OPPORTUNITIES MP FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2022

performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended December 31, 2022, are disclosed in the Statement of Operations.

Quasar Distributors, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended December 31, 2022, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. There were none for the current year. The Fund is subject to examination by taxing authorities for the tax period since the commencement of operations. As of June 30, 2022, the Fund’s most recently completed fiscal year end, the components of distributable earnings on a tax basis were:

Tax cost of investments*	$34,866,435
Gross unrealized appreciation	$1,140,437
Gross unrealized depreciation	(6,484,679)
Net unrealized depreciation	(5,344,242)
Undistributed ordinary income	485,152
Undistributed long-term capital gain	59,233
Other accumulated loss	(22)
Total accumulated loss	$(4,799,879)

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales.

As of June 30, 2022, the Fund’s most recently completed fiscal year end, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the taxable period ended June 30, 2022, the Fund does not plan to defer any qualified late year losses.

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused

HW OPPORTUNITIES MP FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2022

primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

The tax character of distributions paid for the period ended December 31, 2022, were as follows:

	Ordinary Income*	Long-Term Capital Gain	Total
2022	$683,466	$59,239	$742,705

The tax character of distributions paid for the year ended June 30, 2022 were as follows:

	Ordinary Income*	Long-Term Capital Gain	Total
2022	$303,736	$3,051	$306,787

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

5.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended December 31, 2022, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	36,385,775	26,435,535

6.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2022, Merrill Lynch Pierce Fenner & Smith for the benefit of their customers owned 98.7% of the outstanding shares of the Fund.

7.  RECENT MARKET EVENTS RISK

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

8.  SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and there were no additional subsequent events to report that would have a material impact on the Fund’s financial statements and notes to the financial statements.

HW OPPORTUNITIES MP FUND

Expense Example (Unaudited)
December 31, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only, and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

	Annualized Net	Beginning	Ending	Expenses Paid
	Expense Ratio	Account Value	Account Value	During Period(1)
	(12/31/2022)	(7/1/2022)	(12/31/2022)	(7/1/2022 to 12/31/2022)
Actual(2)	0.00%	$1,000.00	$1,143.40	$0.00
Hypothetical
(5% annual return before expenses)	0.00%	$1,000.00	$1,025.21	$0.00

(1)	Expense are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 184/365 to reflect its inception period.
(2)	Based on the actual returns for the period from July 1, 2022 through December 31, 2022, of 14.34%.

HW OPPORTUNITIES MP FUND

Board Consideration of Investment Advisory Agreement (Unaudited)
December 31, 2022

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory agreements.

At a meeting held on July 28, 2022 (the “Meeting”), the Board, including the Independent Trustees, considered and approved the continuance of the advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the HW Opportunities MP Fund (the “Fund”), and Hotchkis and Wiley Capital Management, LLC (“HW”), for an additional one year term. At the Meeting, the Board considered the factors and reached the conclusions described below in reviewing and approving HW to continue serving as the Fund’s investment adviser for another year.

In connection with the annual review process and in advance of the Meeting, HW provided information to the Board in response to requests submitted to it by U.S. Bank Global Fund Services (“Fund Services”), the Fund’s administrator, on behalf of the Board, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by HW included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by HW, including HW’s portfolio manager and other personnel, and the investment practices and techniques used by HW in managing the Fund; (ii) the historical investment performance of the Fund; (iii) the management fees payable by the Fund to HW and the Fund’s overall fees and operating expenses compared with those of a peer group of mutual funds; (iv) HW’s profitability and economies of scale; and (v) other ancillary or “fall-out” benefits HW and/or its affiliates, if any, may receive based on HW’s relationship with the Fund. In addition to the Meeting, the Board met on June 28, 2022 with Fund Services and counsel to discuss the materials that had been furnished by HW in response to the information requests. The Board also considered information furnished to the Board at its meetings periodically over the course of the year. At these meetings, representatives of HW furnished quarterly reports and other information to the Board regarding the performance of the Fund, the services provided to the Fund by HW, and compliance and operational matters related to the Fund and HW.

In considering and approving the Advisory Agreement for another year, the Board considered the information it deemed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through previous interactions with HW. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from management and the Interested Trustee on several occasions. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in approving the continuation of the Advisory Agreement.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Board considered the nature, extent and quality of services provided to the Fund by HW under the Advisory Agreement. This information included, among other things, the qualifications, background, tenure and responsibilities of the portfolio manager who is primarily responsible for the day-to-day portfolio management of the Fund. It also included information about HW’s investment process and investment strategy for the Fund, the approach to security selection and the overall positioning of the Fund’s portfolio. The Board noted that HW had been managing the Fund’s portfolio since its inception.

HW OPPORTUNITIES MP FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
December 31, 2022

The Board evaluated the ability of HW, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals. The Board further considered HW’s compliance program and its compliance record since the inception of the Fund.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, that HW is capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Advisory Agreement.

INVESTMENT PERFORMANCE

The Board considered the Fund’s investment performance information as of June 30, 2022 as compared to its benchmark index, the Russell 3000 Value Total Return, noting the Fund outperformed the index for the since-inception period ended June 30, 2022, but underperformed the index for the year-to-date and one-year periods ended June 30, 2022. Additionally, the Board considered the Fund’s investment performance as compared to a performance universe of peer funds compiled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on Morningstar fund classifications (the “Performance Universe”). The Trustees considered that the performance data provided by Broadridge included, among other things, performance comparisons for the one-year period ended March 31, 2022. The Trustees noted that the Fund’s Institutional Class shares underperformed the Performance Universe median and average for the one-year period reviewed. The Board also considered that, in connection with its meetings held during the course of the prior year, the Board received and considered reports regarding the Fund’s performance over various time periods.

The Board noted the Fund had limited operating history that prevented consideration of performance over the longer term. The Board further noted it would continue to review the Fund’s performance on an on-going basis and in connection with future reviews of the Advisory Agreement.

FEES AND EXPENSES

The Board reviewed and considered the contractual investment management fee rate payable by the Fund to HW for investment management services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of the Fund with those of other funds in an expense group (the “Expense Group”), as determined by Broadridge, based on Morningstar fund classifications. The Board noted that the Management Fee Rate was the lowest in the Expense Group and lower than the Expense Group average and median.

The Board received and evaluated information about the nature and extent of responsibilities and duties, as well as the entrepreneurial and other risks, assumed by HW. The Board also requested information about the nature and extent of services offered and fee rates charged by HW to other types of clients and was advised that the fees charged to the Fund were in line with the standard fee structure charged to accounts in the Hotchkis & Wiley Funds.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Management Fee Rate was reasonable in light of the services expected to be covered, and those currently being covered, by the Advisory Agreement.

The Board received and considered information regarding the Fund’s net operating expense ratio and its various components, including management fees, administrative fees, custodian and other non-management fees and fee waiver and expense reimbursement arrangements. The Board recognized that HW had entered into an expense limitation agreement (the “Expense Limitation Agreement”) to limit the total annual fund operating expenses of the

HW OPPORTUNITIES MP FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
December 31, 2022

Fund (excluding Rule 12b-1 fees, shareholder servicing fees, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation). The Board considered the net operating expense ratio in comparison to the average and median ratios of the Expense Group. The Board noted the Fund’s net expense ratio was lower than the average and median of the Expense Group. The Board received a description of the methodology and screening criteria used by Broadridge to determine the mutual funds and share classes in the Expense Group. While the Board recognized that comparisons between the Fund and Expense Group may be imprecise, the comparative, independently-selected information provided by Broadridge assisted the Board in evaluating the reasonableness of the Fund’s Management Fee Rate and net expense ratio.

Based on its consideration of the factors and information it deemed relevant, including the features of the Fund as described above, the Board concluded that the expense structure of the Fund supported the continuation of the Advisory Agreement.

PROFITABILITY AND ECONOMIES OF SCALE

The Board requested and received a report on HW’s revenue and expenses resulting from services provided to the Fund pursuant to the Advisory Agreement for the twelve months ended March 31, 2022. The Board noted that HW has subsidized the Fund’s operations since inception and has not yet recouped those subsidies. The Board further observed that HW had not made a profit for the twelve months ended March 31, 2022.

With respect to economies of scale, the Board considered that the Fund had limited operating history and that the Fund had experienced growth since it commenced operations. The Board considered that the Expense Limitation Agreement limits costs to shareholders and provides a means of sharing potential economies of scale with the Fund’s shareholders. The Board also recognized that the Fund had limited operating history and that HW expected to be profitable over time as the Fund continued to increase its assets under management. The Board noted that it would have an opportunity to consider HW’s profitability in the context of future contract renewals.

ANCILLARY BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Board received and considered information regarding ancillary or “fall-out” benefits to HW and/or its affiliates, if any, as a result of HW’s relationship with the Fund. Ancillary benefits could include, among others, benefits attributable to research credits generated by Fund portfolio transactions. In this regard, the Board considered that HW confirmed it had not benefited firm-wide from research credits generated by Fund portfolio transactions since the Fund’s inception. Ancillary benefits could also include benefits potentially derived from an increase in HW’s business as a result of its relationship with the Fund (such as the ability to market to shareholders other potential financial products and services offered by HW, or to operate other products and services that follow investment strategies similar to those of the Fund). Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by HW and/or its affiliates, if any, were unreasonable.

CONCLUSIONS

In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the Advisory Agreement for an additional one-year term.

HW OPPORTUNITIES MP FUND

Statement Regarding Liquidity Risk Management Program (Unaudited)
December 31, 2022

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, Series Portfolios Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Trust Program”). As required under the Trust Program, Hotchkis and Wiley Capital Management, LLC (the “Adviser”), the investment adviser to the HW Opportunities MP Fund (the “Fund”), a series of the Trust, has adopted and implemented a liquidity risk management program tailored specifically to the Fund (the “Adviser Program”). The Adviser Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Board of Trustees (the “Board”) of the Trust has approved the Adviser as the administrator for the Adviser Program (the “Program Administrator”). The Program Administrator has further delegated administration of the Adviser Program to its Liquidity Risk Management and Valuation Committee. The Program Administrator is required to provide a written annual report to the Board and the Trust’s chief compliance officer regarding the adequacy and effectiveness of the Adviser Program, including the operation of the Fund’s highly liquid investment minimum, if applicable, and any material changes to the Adviser Program.

On July 28, 2022, the Board reviewed the Program Administrator’s written annual report for the period June 1, 2021 through May 31, 2022 (the “Report”). The Report provided an assessment of the Fund’s liquidity risk: the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Adviser Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The Program Administrator has retained ICE Data Services, Inc., a third-party vendor, to provide portfolio investment classification services, and the Report noted that the Fund primarily held investments that were classified as highly liquid during the review period. The Report noted that the Fund’s portfolio is expected to continue to primarily hold highly liquid investments and the determination that the Fund be designated as a “primarily highly liquid fund” (as defined in Rule 22e-4) remains appropriate and the Fund can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum for the Fund and to adopt policies and procedures for responding to a highly liquid investment minimum shortfall. The Report noted that there were no breaches of the Fund’s restriction on holding illiquid investments exceeding 15% of its net assets during the review period. The Report confirmed that the Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Adviser Program during the review period.

The Program Administrator determined that each Fund is reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the Adviser Program was adequately designed and effectively implemented during the review period.

HW OPPORTUNITIES MP FUND

Additional Information (Unaudited)
December 31, 2022

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-888-458-1963.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-888-458-1963. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, 2022, is available (1) without charge, upon request, by calling 1-888-458-1963, or (2) on the SEC’s website at www.sec.gov.

HW OPPORTUNITIES MP FUND

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;
• Information you give us orally; and/or
• Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker- dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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INVESTMENT ADVISER
Hotchkis & Wiley Capital Management, LLC
601 South Figueroa Street, 39th Floor
Los Angeles, CA 90017

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Goodwin Procter LLP
1900 N Street NW
Washington, DC 20036

This report is for the information of shareholders of the HW Opportunities MP Fund, but may also be used as sales literature when preceded or accompanied by a current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)      /s/Ryan L. Roell
Ryan L. Roell, President

Date    March 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Ryan L. Roell
Ryan L. Roell, President

Date    March 8, 2023

By (Signature and Title)      /s/Cullen O. Small
Cullen O. Small, Treasurer

Date    March 8, 2023